Document and Entity Information	Mar. 14, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 14, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-38958
Entity Registrant Name	Karuna Therapeutics, Inc.
Entity Central Index Key	0001771917
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-0605902
Entity Address, Address Line One	99 High Street
Entity Address, Address Line Two	Floor 26
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	857
Local Phone Number	449-2244
Title of 12(b) Security	Common stock, par value $0.0001
Trading Symbol	KRTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false